Net Profit Per Share - Summary of net profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to ordinary shareholders for computing basic net profit per shares	¥ 367,510	$ 50,347	¥ 167,221	¥ 607,717
Net profit attributable to ordinary shareholders for computing diluted net profit per share | ¥	¥ 367,510		¥ 167,221	¥ 607,717
Denominator:
Net profit per share attributable to ordinary shareholders - basic | (per share)	¥ 0.1	$ 0.01	¥ 0.04	¥ 0.15
Weighted average ordinary shares outstanding used in computing basic net profit per shares	3,650,504,339	3,650,504,339	3,769,679,736	3,921,388,720
Effect of potentially diluted share options	40,492,143	40,492,143	74,855,096	84,176,378
Effect of potentially diluted restricted share units	28,780,473	28,780,473	36,326,664	16,902,062
Weighted average ordinary shares outstanding used in computing diluted net profit per shares	3,719,776,955	3,719,776,955	3,880,861,496	4,022,467,160
Net profit per share attributable to ordinary shareholders - diluted | (per share)	¥ 0.1	$ 0.01	¥ 0.04	¥ 0.15